UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

ICM SMALL COMPANY PORTFOLIO
SEMI-ANNUAL REPORT                                                APRIL 30, 2007

--------------------------------------------------------------------------------

                               INVESTMENT ADVISER:
                     INVESTMENT COUNSELORS OF MARYLAND, LLC

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               APRIL 30, 2007

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................    9

Statement of Operations ...................................................   10

Statement of Changes in Net Assets ........................................   11

Financial Highlights ......................................................   12

Notes to Financial Statements .............................................   13

Disclosure of Portfolio Expenses ..........................................   20

--------------------------------------------------------------------------------

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2007

Dear Shareholder:

The U.S. equity market continued the advance which began last summer and turned in a respectable return during the first six months of the Portfolio's current fiscal year. Large capitalization stocks, as measured by the S&P 500 Composite Index, outperformed small capitalization stocks, as measured by the Russell 2000 Index. The Portfolio outperformed its primary benchmark, the Russell 2000 Value Index, over the last six months.

                                                          TOTAL RETURNS
                                   -----------------------------------------------------------------
                                     1ST FISCAL QTR.      2ND FISCAL QTR.  1ST HALF OF FISCAL YEAR
                                   -----------------------------------------------------------------
                                      NOV. 1, 2006-        FEB. 1, 2007-         NOV. 1, 2006-
                                      JAN. 31, 2007       APRIL 30, 2007        APRIL 30, 2007
                                      ------------        --------------        --------------
ICM SMALL CO. PORTFOLIO ..........        6.77%                3.34%                10.34%
Russell 2000 Value Index .........        5.30%                1.00%                 6.36%
Russell 2000 Index ...............        4.70%                2.07%                 6.86%
Russell 2000 Growth Index ........        4.05%                3.24%                 7.42%
S&P 500 Composite Index ..........        4.89%                3.53%                 8.60%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MOTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT WWW.ICOMD.COM.

Small cap value stocks, as measured by the Russell 2000 Value Index, underperformed their growth counterparts in the Russell 2000 Growth Index. As was the case in last year's first half, the heavy weighting in the Value Index of Financial Services companies like banks, S&Ls, and REITs restrained the Russell 2000 Value Index's returns as these groups performed poorly. The
Portfolio was significantly underweighted in these sectors and benefited substantially from this position. The Portfolio also received a lift from a number of takeovers of companies held in the Fund. Takeover activity has been a major factor in the market's advance over the last six months.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

The environment for the U.S. equity market remains relatively benign. Despite a housing led slowdown in the domestic economy, corporate profits continue to show surprising resilience, due in part to strong growth in Asia and improving conditions in Europe. The record breaking amount of takeovers has created some froth in the market, and a significant slowdown in this activity could have a negative impact on stock prices.

Respectfully,

/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY. THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 COMPOSITE INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Materials & Processing                                                     20.1%
Consumer Discretionary                                                     15.5%
Producer Durables                                                          14.8%
Technology                                                                 10.4%
Financial Services                                                          9.5%
Energy                                                                      8.3%
Health Care                                                                 6.4%
Repurchase Agreement                                                        5.0%
Real Estate Investment Trusts                                               4.6%
Auto & Transportation                                                       3.9%
Commercial Banks                                                            1.0%
Utilities                                                                   0.5%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.4%
--------------------------------------------------------------------------------

                                                                         SHARES          VALUE
                                                                      ------------    -----------
AUTO & TRANSPORTATION -- 4.0%
   BorgWarner ...................................................        337,300    $   26,279,043
   Celadon Group* ...............................................        574,700         9,459,562
   Commercial Vehicle Group* ....................................        395,500         7,775,530
   Swift Transportation* ........................................        717,200        22,434,016
   Wright Express* ..............................................         11,400           359,214
                                                                                    --------------
                                                                                        66,307,365
                                                                                    --------------
CONSUMER DISCRETIONARY -- 15.7%
   4Kids Entertainment* .........................................        121,200         1,971,924
   Ameristar Casinos ............................................        392,600        11,919,336
   Buckle .......................................................        244,650         8,714,433
   Callaway Golf ................................................        640,300        11,499,788
   Carter's* ....................................................        455,500        11,934,100
   Ethan Allen Interiors ........................................        354,700        12,520,910
   Fred's .......................................................        401,300         5,794,772
   FTI Consulting* ..............................................        303,100        11,144,987
   G&K Services, Cl A ...........................................        263,300         9,189,170
   Genlyte Group* ...............................................        154,100        12,021,341
   Group 1 Automotive ...........................................        202,500         8,302,500
   Haverty Furniture ............................................        311,500         3,974,740
   Insight Enterprises* .........................................        700,800        13,889,856
   Jarden* ......................................................        367,100        15,469,594
   Landry's Restaurants .........................................        165,200         4,906,440
   Men's Wearhouse ..............................................        553,000        23,928,310
   Outdoor Channel Holdings* ....................................        231,700         2,386,510
   Ralcorp Holdings* ............................................        266,700        17,551,527
   Regis ........................................................        338,700        12,948,501
   Ruby Tuesday .................................................        361,000         9,660,360

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                         SHARES          VALUE
                                                                      ------------    -----------
CONSUMER DISCRETIONARY -- CONTINUED
   Schawk .......................................................        532,300    $    9,597,369
   School Specialty* ............................................        252,400         8,324,152
   Sonic Automotive, Cl A .......................................         85,000         2,430,150
   Tetra Tech* ..................................................        328,800         6,845,616
   THQ* .........................................................        445,850        14,878,015
   Toro .........................................................        249,500        12,537,375
                                                                                    --------------
                                                                                       264,341,776
                                                                                    --------------
ENERGY -- 8.4%
   Comstock Resources* ..........................................        482,100        13,667,535
   Equitable Resources ..........................................        436,900        22,723,169
   Oceaneering International* ...................................        647,000        30,758,380
   Penn Virginia ................................................        450,000        36,022,500
   St. Mary Land & Exploration ..................................        504,000        18,456,480
   Tetra Technologies* ..........................................        208,400         5,520,516
   Unit* ........................................................        252,000        14,401,800
                                                                                    --------------
                                                                                       141,550,380
                                                                                    --------------
FINANCIAL SERVICES -- 10.6%
   Alabama National Bancorporation ..............................        106,600         6,675,292
   Boston Private Financial Holdings ............................         69,500         1,932,795
   Capital Corp of the West .....................................         72,680         1,726,877
   Colonial BancGroup ...........................................        410,200         9,869,412
   CVB Financial ................................................      1,190,585        14,132,244
   Dearborn Bancorp* ............................................        256,445         4,033,880
   Dime Community Bancshares ....................................        609,300         8,109,783
   First State Bancorporation/NM ................................         64,500         1,348,695
   Hanmi Financial ..............................................        630,408        10,344,995
   Heritage Commerce ............................................        110,000         2,404,600
   Hub International ............................................        440,500        18,368,850
   Investors Financial Services .................................        274,500        16,986,060
   Jack Henry & Associates ......................................        302,200         7,177,250
   John H Harland ...............................................        161,900         8,515,940
   Kronos* ......................................................        113,600         6,199,152
   LandAmerica Financial Group ..................................         52,200         4,194,270
   Placer Sierra Bancshares .....................................         52,800         1,464,144
   Prosperity Bancshares ........................................        474,900        16,474,281
   Security Bank Corp/GA ........................................         30,100           595,077

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                         SHARES          VALUE
                                                                      ------------    -----------
FINANCIAL SERVICES -- CONTINUED
   Sterling Bancorp/NY ..........................................        269,889    $    4,671,779
   UCBH Holdings ................................................        516,390         9,274,364
   Waddell & Reed Financial, Cl A ...............................        575,600        13,941,032
   West Coast Bancorp/OR ........................................        297,400         9,240,218
                                                                                    --------------
                                                                                       177,680,990
                                                                                    --------------
HEALTH CARE -- 6.5%
   Apria Healthcare Group* ......................................        421,500        13,378,410
   Bio-Rad Laboratories, Cl A* ..................................        270,000        19,107,900
   Cardiac Science* .............................................        424,641         4,458,731
   Computer Programs & Systems ..................................         71,500         2,277,275
   Conmed* ......................................................        523,800        15,881,616
   Dentsply International .......................................        575,000        19,210,750
   Medical Action Industries* ...................................        255,000         5,808,900
   Omnicare .....................................................        339,000        11,244,630
   Orthofix International* ......................................        234,000        12,331,800
   RehabCare Group* .............................................        352,000         5,765,760
                                                                                    --------------
                                                                                       109,465,772
                                                                                    --------------
MATERIALS & PROCESSING -- 20.4%
   Acuity Brands ................................................        192,200        11,362,864
   Albany International .........................................        446,100        17,085,630
   Aptargroup ...................................................        400,000        29,300,000
   Armor Holdings* ..............................................        392,500        28,063,750
   Beacon Roofing Supply* .......................................        331,600         5,216,068
   Brady ........................................................        126,600         4,160,076
   Cambrex ......................................................        426,400        10,344,464
   Carpenter Technology .........................................        168,200        20,414,434
   Century Aluminum* ............................................        155,400         7,351,974
   Clarcor ......................................................        530,900        16,744,586
   Compass Minerals International ...............................        128,300         4,405,822
   Eagle Materials ..............................................        405,000        18,067,050
   Gibraltar Industries .........................................        591,900        13,199,370
   Griffon* .....................................................        462,500        11,095,375
   Interline Brands* ............................................        178,800         3,908,568
   Kaydon .......................................................        346,700        16,478,651
   Michael Baker* ...............................................        135,200         3,969,472
   Minerals Technologies ........................................        199,500        12,692,190

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                         SHARES          VALUE
                                                                      ------------    -----------
MATERIALS & PROCESSING -- CONTINUED
   NN ...........................................................        127,600    $    1,522,268
   Nordson ......................................................        258,500        11,847,055
   Northwest Pipe* ..............................................        175,000         6,256,250
   OM Group* ....................................................        304,400        15,990,132
   Quanex .......................................................        387,800        16,687,034
   Rogers* ......................................................        359,200        16,286,128
   Spartech .....................................................        410,600        11,521,436
   Tronox, Cl B* ................................................        280,900         3,896,083
   UAP Holding ..................................................        425,100        11,762,517
   Watsco .......................................................        250,300        13,308,451
                                                                                    --------------
                                                                                       342,937,698
                                                                                    --------------
PRODUCER DURABLES -- 15.0%
   Actuant, Cl A ................................................        333,200        17,659,600
   Ametek .......................................................        722,850        26,224,998
   ATMI* ........................................................        428,200        13,244,226
   Belden CDT ...................................................        270,000        15,087,600
   Cognex .......................................................        631,300        13,604,515
   Cymer* .......................................................        296,900        12,027,419
   Diebold ......................................................        305,800        14,577,486
   Entegris* ....................................................      1,712,659        20,072,363
   ESCO Technologies* ...........................................        334,300        15,230,708
   Esterline Technologies* ......................................        461,900        19,275,087
   Heico, Cl A ..................................................        641,500        19,854,425
   Itron* .......................................................        309,400        20,834,996
   Kaman ........................................................        637,000        15,797,600
   Littelfuse* ..................................................         13,400           537,474
   MDC Holdings .................................................        141,700         7,263,542
   Photronics* ..................................................        649,000         9,767,450
   Quixote ......................................................        283,100         5,662,000
   Ultratech* ...................................................        411,900         5,704,815
                                                                                    --------------
                                                                                       252,426,304
                                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS -- 4.7%
   Brandywine Realty Trust ......................................        262,130         8,618,834
   Camden Property Trust ........................................        135,600         9,444,540
   First Industrial Realty Trust ................................        121,200         5,307,348
   Hersha Hospitality Trust .....................................        298,100         3,541,428
   Kite Realty Group Trust ......................................        532,000        10,640,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                         SHARES          VALUE
                                                                      ------------    -----------
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
   Lasalle Hotel Properties .....................................        239,600    $   11,124,628
   Lexington Realty Trust .......................................        341,100         7,125,579
   Liberty Property Trust .......................................        169,700         8,211,783
   Mack-Cali Realty .............................................         96,900         4,745,193
   Parkway Properties Inc/MD ....................................        101,100         5,358,300
   Ramco-Gershenson Properties ..................................        134,900         4,991,300
                                                                                    --------------
                                                                                        79,108,933
                                                                                    --------------
TECHNOLOGY -- 10.6%
   Adaptec* .....................................................      2,085,000         8,048,100
   Analogic .....................................................         92,600         5,676,380
   Avocent* .....................................................        518,000        14,509,180
   Catapult Communications* .....................................        156,000         1,541,280
   CommScope* ...................................................        590,200        27,532,830
   Excel Technology* ............................................        306,800         8,084,180
   i2 Technologies* .............................................         20,300           516,838
   Imation ......................................................        357,800        13,206,398
   Inter-Tel ....................................................        478,100        12,057,682
   Kemet* .......................................................      1,158,600         9,824,928
   Macrovision* .................................................        310,000         7,523,700
   Mantech International, Cl A* .................................        273,600         8,394,048
   Moldflow* ....................................................        322,500         4,921,350
   Plexus* ......................................................        224,400         4,703,424
   Progress Software* ...........................................        536,300        16,158,719
   Radisys* .....................................................        118,100         1,790,396
   Semtech* .....................................................        418,900         6,040,538
   Tekelec* .....................................................        806,800        11,569,512
   Trimble Navigation* ..........................................        525,600        15,074,208
                                                                                    --------------
                                                                                       177,173,691
                                                                                    --------------
UTILITIES -- 0.5%
   Iowa Telecommunications Services .............................        372,400         7,563,444
                                                                                    --------------
   TOTAL COMMON STOCK
       (Cost $1,009,127,602) ....................................                    1,618,556,353
                                                                                    --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.1%
--------------------------------------------------------------------------------

                                                                          FACE
                                                                         AMOUNT          VALUE
                                                                      ------------    -----------
Morgan Stanley
   5.100%, dated 04/30/07, to be repurchased on 05/01/07,
   repurchase price $85,637,053 (collateralized by various
   U.S. Government obligations, par values ranging from
   $105,375,000 to $149,360,000, 0.00%, 04/08/19 to
   06/02/28; total market value $87,339,769)
   (Cost $85,624,923) ...........................................    $85,624,923    $   85,624,923
                                                                                    --------------
TOTAL INVESTMENTS -- 101.5%
   (Cost $1,094,752,525) ........................................                   $1,704,181,276
                                                                                    ==============

PERCENTAGES BASED ON NET ASSETS OF $1,678,580,607.

*     NON-INCOME PRODUCING SECURITY

CL    CLASS
GA    GEORGIA
MD    MARYLAND
NM    NEW MEXICO
NY    NEW YORK
OR    OREGON

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
  Investments at Market Value (Cost $1,094,752,525) .........    $1,704,181,276
  Receivable for Capital Shares Sold ........................         6,924,400
  Dividend and Interest Receivable ..........................           571,648
  Receivable for Investment Securities Sold .................         1,203,493
                                                                 --------------
     TOTAL ASSETS ...........................................     1,712,880,817
                                                                 --------------
LIABILITIES:
  Payable for Investment Securities Purchased ...............        28,249,810
  Payable for Capital Shares Purchased ......................         4,663,071
  Investment Advisory Fees Payable ..........................           968,678
  Chief Compliance Officer Fees Payable .....................             2,590
  Administration Fees Payable ...............................            82,066
  Trustees' Fees Payable ....................................             1,924
  Other Accrued Expenses ....................................           332,071
                                                                 --------------
     TOTAL LIABILITIES ......................................        34,300,210
                                                                 --------------
  NET ASSETS ................................................    $1,678,580,607
                                                                 ==============
NET ASSETS CONSIST OF:
  Paid-in-Capital ...........................................    $  977,790,666
  Distributions in Excess of Net Investment Income ..........        (1,334,658)
  Accumulated Net Realized Gain on Investments ..............        92,695,848
  Net Unrealized Appreciation on Investments ................       609,428,751
                                                                 --------------
  NET ASSETS ................................................    $1,678,580,607
                                                                 ==============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
  (unlimited authorization -- no par value) .................        42,205,175
                                                                 --------------
NET ASSET VALUE, Offering and Redemption
  Price Per Share ...........................................    $        39.77
                                                                 ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO FOR THE
                                                      SIX MONTHS ENDED
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .....................................................    $  5,747,767
Interest ......................................................       2,235,454
Less: Taxes withheld ..........................................          (9,251)
                                                                   ------------
  TOTAL INCOME ................................................       7,973,970
                                                                   ------------
EXPENSES
Investment Advisory Fees ......................................       5,577,919
Administration Fees ...........................................         479,904
Chief Compliance Officer Fees .................................           4,691
Trustees' Fees ................................................           4,023
Shareholder Servicing Fees ....................................         679,849
Transfer Agent Fees ...........................................          53,577
Printing Fees .................................................          43,881
Custodian Fees ................................................          38,278
Audit Fees ....................................................          16,252
Registration and Filing Fees ..................................          11,028
Legal Fees ....................................................           9,622
Other Expenses ................................................          10,777
                                                                   ------------
   TOTAL EXPENSES .............................................       6,929,801
Less: Fees Paid Indirectly -- Note 4 ..........................          (2,175)
                                                                   ------------
   NET EXPENSES ...............................................       6,927,626
                                                                   ------------
NET INVESTMENT INCOME .........................................       1,046,344
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS ..............................      91,597,614
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..........      64,466,033
                                                                   ------------
TOTAL NET GAIN ON INVESTMENTS .................................     156,063,647
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........    $157,109,991
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS            YEAR
                                                                                   ENDED              ENDED
                                                                               APRIL 30, 2007       OCTOBER 31,
                                                                                 (UNAUDITED)           2006
                                                                               --------------     --------------
OPERATIONS:
  Net Investment Income (Loss) ............................................    $    1,046,344     $     (373,490)
  Net Realized Gain on Investments ........................................        91,597,614        214,180,739
  Net Change in Unrealized Appreciation
     on Investments .......................................................        64,466,033         56,533,409
                                                                               --------------     --------------
  NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ...........................................................       157,109,991        270,340,658
                                                                               --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ...................................................        (2,948,834)                --
  Net Realized Gain .......................................................      (212,222,404)       (95,390,397)
                                                                               --------------     --------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ....................................      (215,171,238)       (95,390,397)
                                                                               --------------     --------------
CAPITAL SHARE TRANSACTIONS:
  Issued ..................................................................       187,965,517        299,838,768
  In Lieu of Cash Distributions ...........................................       207,807,478         89,873,184
  Redeemed ................................................................      (176,162,676)      (524,571,531)
                                                                               --------------     --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...........................................       219,610,319       (134,859,579)
                                                                               --------------     --------------
     TOTAL INCREASE IN NET ASSETS .........................................       161,549,072         40,090,682
NET ASSETS:
  Beginning of Period .....................................................     1,517,031,535      1,476,940,853
                                                                               --------------     --------------
  End of Period
     (including (distributions in excess of net investment income)
     undistributed net investment income of $(1,334,658) and
     $567,832, respectively) ..............................................    $1,678,580,607     $1,517,031,535
                                                                               ==============     ==============
SHARE TRANSACTIONS:
  Issued ..................................................................         4,801,468          7,733,227
  In Lieu of Cash Distributions ...........................................         5,533,247          2,451,500
  Redeemed ................................................................        (4,496,025)       (13,531,331)
                                                                               --------------     --------------
  NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ...................................................         5,838,690         (3,346,604)
                                                                               ==============     ==============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                       SIX MONTHS
                                          ENDED                                YEARS ENDED OCTOBER 31,
                                      APRIL 30, 2007   ----------------------------------------------------------------------
                                       (UNAUDITED)        2006           2005           2004           2003          2002(1)
                                       ----------      ----------     ----------     ----------     ----------     ----------
Net Asset Value,
  Beginning of Period .............    $    41.72      $    37.19     $    34.88     $    30.95     $    23.37     $    23.70
                                       ----------      ----------     ----------     ----------     ----------     ----------

Income from
Operations:
  Net Investment
  Income (Loss) ...................          0.03*          (0.01)*        (0.03)*         0.05*          0.05           0.11
  Net Realized and
    Unrealized Gain ...............          3.92            6.95           4.57           3.94           7.81           0.39
                                       ----------      ----------     ----------     ----------     ----------     ----------

Total from Operations .............          3.95            6.94           4.54           3.99           7.86           0.50
                                       ----------      ----------     ----------     ----------     ----------     ----------

Dividends and Distributions:
  Net Investment Income ...........         (0.07)             --          (0.01)         (0.06)         (0.06)         (0.10)
  Net Realized Gain ...............         (5.83)          (2.41)         (2.22)            --          (0.19)         (0.73)
  Return of Capital ...............            --              --             --             --          (0.03)            --
                                       ----------      ----------     ----------     ----------     ----------     ----------

Total Dividends and
  Distributions ...................         (5.90)          (2.41)         (2.23)         (0.06)         (0.28)         (0.83)
                                       ----------      ----------     ----------     ----------     ----------     ----------

Net Asset Value,
  End of Period ...................    $    39.77      $    41.72     $    37.19     $    34.88     $    30.95     $    23.37
                                       ==========      ==========     ==========     ==========     ==========     ==========
TOTAL RETURN + ....................         10.34%          19.56%         13.20%         12.89%         34.01%          1.84%
                                       ==========      ==========     ==========     ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (Thousands) .....................    $1,678,581      $1,517,032     $1,476,941     $1,382,920     $1,153,543     $  773,377
Ratio of Expenses to Average
  Net Assets ......................          0.87%           0.90%          0.87%          0.88%          0.87%          0.87%
Ratio of Net Investment
  Income (Loss) to
Average Net Assets ................          0.14%          (0.03)%        (0.08)%         0.14%          0.20%          0.41%
Portfolio Turnover Rate ...........            16%             21%            17%            22%            18%            17%

*     PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM ICM SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ICM SMALL COMPANY PORTFOLIO.

      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization. The Portfolio normally seeks to achieve its objective by investing at least 80% of its net assets at the time of initial purchase in common stocks of companies that have market capitalizations that are under $2 billion. The Portfolio may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter markets operated by the NASD. The Portfolio invests mainly in common stocks, but it may also invest in other types of equity securities. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
      most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      REPURCHASE  AGREEMENTS  --  In  connection  with  transactions   involving
      repurchase agreements, a third party custodian bank takes possession of the

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
      underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

      INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by the Board.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

For the six months ended April 30, 2007, the Portfolio paid the Administrator 0.06% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC (the "Adviser"). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
5.    INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight officers of the Adviser, who were also officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets. Old Mutual (US) Holdings Inc., through its ownership of the Former Adviser, retains a partial ownership interest in the Adviser.

6.    INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2007, the Portfolio made purchases of $275,334,151 and had sales of $243,276,840 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.    FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
The tax character of dividends and distributions declared during the last two fiscal years was as follows:

                              ORDINARY         LONG-TERM
                               INCOME         CAPITAL GAIN         TOTAL
                            ------------      ------------      -----------
        2006                $12,766,023       $82,624,374       $95,390,397
        2005                  4,367,156        82,987,749        87,354,905

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

        Undistributed Ordinary Income                $ 26,847,602
        Undistributed Long-Term Capital Gain          186,954,246
        Unrealized Appreciation                       545,049,340
                                                     ------------
        Total Distributable Earnings                 $758,851,188
                                                     ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum of eight years and applied against future capital gains. For the year ended October 31, 2006, the ICM Small Company Portfolio does not have any capital loss carryovers to be utilized in the current year.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at April 30, 2007, were as follows:

            FEDERAL         APPRECIATED      DEPRECIATED     NET UNREALIZED
            TAX COST        SECURITIES       SECURITIES       APPRECIATION
          ------------      -----------      -----------     --------------
         $1,094,752,525    $636,785,735     $(27,356,984)     $609,428,751

8.    OTHER:

At April 30, 2007, there were no shareholders who held 10% of the total outstanding shares.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
9.    NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Portfolio will not be required to adopt FIN 48 until after April 30, 2008. As of April 30, 2007, the Portfolio has not completed its evaluation of the impact, if any, that will result in the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making com- parisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                    BEGINNING        ENDING                       EXPENSES
                                     ACCOUNT         ACCOUNT      ANNUALIZED        PAID
                                      VALUE           VALUE        EXPENSE         DURING
                                     11/01/06        4/30/07        RATIOS         PERIOD*
--------------------------------------------------------------------------------------------
ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class                 $1,000.00      $1,103.40         0.87%         $4.54
HYPOTHETICAL 5% RETURN
Institutional Class                  1,000.00       1,020.48         0.87           4.36
--------------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 20-21, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser presented an overview of the Adviser's ownership, structure and personnel. The representative also discussed the Adviser's investment philosophy and strategy, stock selection criteria and portfolio composition principles, noting the

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
Fund's low turnover rate and highly diversified composition. The representative then discussed best execution and trading costs for the Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year. The Adviser's representative noted that the market conditions remained challenging for active management during the past year and that only 5% of small cap value funds outperformed their benchmark over that period. The representative stated that much of the performance of the index was driven by real estate investment trusts, and stated his belief that such investments did not present attractive values at current price levels. The representative noted, however, that the Fund's performance over the past year had been favorable compared to its peers. Based on this information, the Board agreed that the Fund's performance was favorable as compared to its peers and concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser representative noted that the Fund has one of the lowest management fees and total expense ratios in its peer group. The Adviser representative then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided and concluded that such profits were not excessive. In addition, the Board concluded that existing economies of scale were adequately shared with investors.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                               Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-SA-001-0600

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.